Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of The Funded Status Of The Plan

	December 31,
	2010	2011
Defined benefit obligations	(8,805)	(9,485)
Fair value of plan assets	3,189	4,090

Funded status deficit	(5,617)	(5,395)
Unrecognized actuarial loss	954	1,215
Unrecognized prior service cost	—	(684)

Net liabilities	(4,663)	(4,864)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets

	December 31,
	2010	2011
Defined benefit obligations
Balance January 1	6,560	8,805
Current service cost	629	664
Interest on obligation	139	107
Actuarial losses (gains)	795	(53)
Benefits paid	(819)	(176)
Curtailment and settlement	—	(630)
Foreign currency translation effect	1,502	768

Balance December 31	8,805	9,485
Fair value of plan assets
Balance January 1	2,119	3,189
Expected return on plan assets	77	103
Actuarial losses	658	(219)
Company contribution	647	852
Benefits paid	(819)	(176)
Foreign currency translation effect	507	342

Balance December 31	3,189	4,090

Schedule Of Net Periodic Benefit Cost

	December 31,
	2009	2010	2011
Current service cost	675	629	664
Interest on obligation	154	139	107
Expected return on plan assets	(98)	(77)	(103)
Amortization deferred actuarial loss	44	1	6
Amortization of past service cost	—	—	(13)

Net periodic pension benefit cost	775	692	662

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost

	December 31,
	2009	2010	2011
Discount rate for obligations	1.70%	1.25%	1.25%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%

Schedule Of Allocation Of Plan Assets

	December 31,
	2010		2011
Equity	798	25%	940	23%
Bonds	1,965	62%	2,488	60%
Loans	235	7%	368	9%
Real estate	51	2%	66	2%
Other	140	4%	227	6%

	3,189	100%	4,090	100%

Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of The Funded Status Of The Plan

December 31, 2011
Defined benefit obligations	(22,303)
Fair value of plan assets	21,364

Funded status deficit	(939)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets

December 31, 2011
Defined benefit obligations
Balance January 1	—
Obligation assumed in the acquisition of SEAS	22,305
Current service cost	1,502
Interest on obligation	898
Actuarial losses	(2,662)
Benefits paid	(26)
Transfers	(65)
Contribution participants	89
Foreign currency translation effect	262

Balance December 31	22,303

Fair value of plan assets
Balance January 1	—
Fair value of plan assets at completion date of acquisition of SEAS	22,199
Expected return	673
Actuarial losses	(1,646)
Contribution participants	89
Foreign currency translation effect	50

Balance December 31	21,364

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost

December 31, 2011
Discount rate for obligations	5.25%
Expected return on plan assets	4.00%
Expected rate of compensation increase	2.26%

Schedule Of Allocation Of Plan Assets

	December 31, 2011
Equity	3,418	16%
Fixed income and corporate bonds	17,519	82%
Cash and other assets	427	2%

	21,364	100%

Other Post-Employment Benefit Plans ASMPT [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of The Funded Status Of The Plan

Defined benefit obligation (unfunded)	(1,414)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets

December 31, 2011
Defined benefit obligations
Balance January 1	1,470
Current service cost	63
Interest on obligation	65
Actuarial losses	(174)
Benefits paid	(18)
Foreign currency translation effect	9

Balance December 31	1,414

Schedule Of Net Periodic Benefit Cost

	December 31, 2011
	Principal defined benefit plans	Other post- employment benefit plans	Total
Current service cost	(1,502)	(63)	(1,565)
Interest on obligation	(898)	(65)	(962)
Expected return on plan assets	673	—	673

Net periodic pension benefit cost	(1,726)	(128)	(1,854)

Other Retirement Benefit Obligations ASMPT [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Expected To Pay Benefits For Subsequent Years

	Front-end segment	Back-end segment	Total
2012	79	13	92
2013	56	10	66
2014	93	12	105
2015	71	19	90
2016	92	27	119
Aggregate for the years 2017-2021	1,186	299	1,485

Total	1,577	380	1,957

Schedule Of Retirement Plan Costs

	December 31,
	2009	2010	2011
Defined contribution plans	6,875	10,423	15,990
Multi-employer plans	2,089	1,207	1,111
Defined benefit plans	775	673	1,844

Total retirement plan costs	9,739	12,303	18,945

Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Changes In Options Outstanding

	Number of options	Weighted average exercise price in US$	Number of options	Weighted average exercise price in €
Balance January 1, 2009	602,940	18.47	857,790	14.61
Options granted	358,400	17.83	381,600	14.76
Options forfeited	(68,740)	14.27	(245,332)	14.43
Options exercised	(69,700)	12.99	(66,800)	12.20

Balance December 31, 2009	822,900	19.00	927,258	14.89
Options granted	42,000	35.01	64,500	22.53
Options forfeited	(35,700)	19.73	(67,185)	16.97
Options exercised	(143,140)	16.83	(165,110)	13.12

Balance December 31, 2010	686,060	20.40	759,463	15.74
Options granted	—	—	687,114	22.33
Options forfeited	(1,080)	16.65	—	—
Options exercised	(169,870)	19.10	(126,620)	14.82

Balance December 31, 2011	515,110	20.83	1,319,957	19.08

Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
In US$		In years	In US$		In US$
1.00-10.00	51,000	7.14	7.52	3,000	7.06
10.00-15.00	91,510	4.18	12.10	45,590	12.12
15.00-20.00	43,800	5.61	18.42	16,600	17.61
20.00-30.00	286,800	4.87	24.28	102,800	24.81
30.00-40.00	42,000	5.01	35.01	—	—

US$1.00-40.00	515,110	5.05	20.83	167,990	20.34

In €		In years	In €		In €
1.00-10.00	13,800	1.91	7.92	4,000	7.79
10.00-15.00	143,020	3.89	12.49	126,160	12.71
15.00-20.00	461,523	4.16	16.15	178,443	17.58
20.00-30.00	701,614	6.89	22.56	—	—

€ 1.00-30.00	1,319,957	5.56	19.08	308,603	15.46

Schedule Of Black-Scholes Weighted Average Assumptions

	December 31,
	2010	2011
Expected life (years)	5 – 10	7
Risk free interest rate	2.8%	3.51%
Dividend yield	—	0.32%
Expected volatility	45.6%	40.90%